Revenue - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenue	$ 184,833	$ 103,825	$ 148,857	$ 113,955
Platform Subscription [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	72,048	60,849	83,705	69,208
Visits [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	90,936	25,681	40,701	26,539
Others [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 21,849	$ 17,295	$ 24,451	$ 18,208